ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2015
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2014	2015
	RMB	RMB

Accounts receivable	130,140	127,893
Less: Allowance for doubtful accounts	(116,615)	(116,615)
Accounts receivable, net	13,525	11,278

	As of December 31,
	2014	2015
	RMB	RMB

Balance at beginning of year	(113,074)	(116,615)
Addition	(8,041)	-
Reversal	4,500	-
Balance at end of year	(116,615)	(116,615)